Credit Facilities and Mortgage Notes Payable (Santa Clara Bridge Loan Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2012	Dec. 31, 2013
Debt Instrument [Line Items]
Member advances, maturity date		Dec. 31, 2013
Santa Clara Bridge Loan [Member]
Debt Instrument [Line Items]
Loan agreement amount of loan	$ 50.00
Interest rate description		LIBOR plus 3.50%
Debt instrument variable interest rate percentage	3.50%
Member advances, maturity date		May 01, 2013